Accrued Expenses (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses [Line Items]
Management and Directors' compensation	$ 633,385	$ 502,437
Others	642,794	706,742
Accrued Expenses	15,701,756	14,091,723
Related Party [Member]
Accrued Expenses [Line Items]
Management fee payable-related party (Note 14)	619,042	567,684
Agents [Member]
Accrued Expenses [Line Items]
Commission payable-the junket agents	$ 13,806,535	$ 12,314,860